Equity - Reserves (Details) - Schedule of reserve during the current and previous financial year	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 AUD ($)
Equity - Reserves (Details) - Schedule of reserve during the current and previous financial year [Line Items]
Beginning balance	$ (271,512)		$ (276,592)	$ (458,878)
Re-measurement of defined benefit plans	366,517	$ 248,993	(34,197)	6,450
Re-allocation between accumulated losses and foreign currency reserve	(935,142)	(635,287)	39,277	175,836
Ending balance	(840,137)	$ (570,745)	(271,512)	(276,592)
Re-Measurement of Defined Benefit Plans Reserve [Member]
Equity - Reserves (Details) - Schedule of reserve during the current and previous financial year [Line Items]
Beginning balance	(508,949)		(474,752)	(481,202)
Re-measurement of defined benefit plans	366,517		(34,197)	6,450
Re-allocation between accumulated losses and foreign currency reserve
Ending balance	(142,432)		(508,949)	(474,752)
Foreign currency reserve [Member]
Equity - Reserves (Details) - Schedule of reserve during the current and previous financial year [Line Items]
Beginning balance	237,437		198,160	22,324
Re-measurement of defined benefit plans
Re-allocation between accumulated losses and foreign currency reserve	(935,142)		39,277	175,836
Ending balance	$ (697,705)		$ 237,437	$ 198,160